BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 54.9%
	COMMUNICATIONS — 3.3%
16,856	Booking Holdings, Inc.*	$33,969,559
21,386	VeriSign, Inc.*	4,393,540
		38,363,099
	CONSUMER DISCRETIONARY — 11.7%
168,700	Adidas AG - ADR	11,474,248
262,095	Bunzl PLC - ADR[1]	8,698,461
508,076	Copart, Inc.*	30,936,747
103,735	DR Horton, Inc.	9,246,938
192,781	Evolution Gaming Group AB - ADR	18,786,875
149,180	Kering SA -ADR	7,570,527
79,233	LVMH Moet Hennessy Louis Vuitton - ADR	11,498,634
8,453	MercadoLibre, Inc*	7,153,267
6,777	NVR, Inc.*	31,259,455
		136,625,152
	CONSUMER STAPLES — 1.1%
251,476	Unilever PLC[1]	12,661,817

	FINANCIALS — 8.4%
110,001	Aon PLC[1]	33,015,700
6,673	Credit Acceptance Corp.*	3,165,672
247,372	First Republic Bank	30,152,173
94,471	HDFC Bank Ltd - ADR	6,462,761
181,511	Primerica, Inc.	25,741,890
		98,538,196
	HEALTH CARE — 6.3%
91,681	CSL LTD - SP ADR	8,945,517
146,734	ICON PLC1,*	28,503,079
5,860	IDEXX Laboratories, Inc*	2,390,646
187,017	Medtronic PLC[1]	14,534,961
773,759	Siemens Healthineers AG - ADR	19,294,609
		73,668,812
	INDUSTRIALS — 10.1%
430,599	Fastenal Company	20,375,945
97,942	Graco, Inc.	6,587,579
257,617	HEICO Corp., Class A	30,875,402
143,917	Landstar System, Inc.	23,444,079
132,502	Old Dominion Freight Line, Inc.	37,601,418
		118,884,423

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 14.0%
38,008	Accenture PLC - Class A1	$10,142,055
154,026	Amadeus IT Group, S.A. - ADR	7,980,842
20,917	ASM Holding NV1	11,429,049
238,274	CoStar Group, Inc.*	18,413,815
77,008	Dassault Systemes SE - SP ADR	2,752,836
293,375	Experian PLC - ADR[1]	9,927,164
31,156	Globant SA1,*	5,239,193
89,184	Moody's Corp.	24,848,446
18,377	MSCI, Inc.	8,548,429
594,033	Sage Group PLC - ADR	21,311,231
164,009	SAP SE - SP ADR	16,924,089
195,727	Shopify, Inc. - Class A*	6,793,684
106,361	Temenos AG - SP ADR	5,833,071
90,168	Veeva Systems, Inc. - Class A*	14,551,312
		164,695,216
	TOTAL COMMON STOCKS
	(Cost $575,105,727)	643,436,715

Number of Units		Value
	INVESTMENT FUNDS — 28.1%
-	Echo Street GoodCo Select, L.P.2,*	$328,664,943
	TOTAL INVESTMENT FUNDS
	(Cost $298,768,081)	328,664,943
	TOTAL INVESTMENTS — 83.0%
	(Cost $873,873,808)	972,101,658
	Other Assets in Excess of Liabilities — 17.0%	199,385,611
	TOTAL NET ASSETS — 100.0%	$1,171,487,269

ADR – American Depository Receipt

SP ADR – Sponsored American Depository Receipt

[1]	Foreign security denominated in U.S. Dollars.

[2]	Partnership is not designated in units. The Fund owns approximately 15.42% of Echo Street GoodCo Select, L.P., and has contractually waived its right to vote its interests.

*	Non-income producing security.

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2022 (Unaudited)

Additional information on Investment Funds is as follows:

Security	Redemption Permitted	Acquisition Date	Investment Strategy	Redemption Notice Period
Echo Street GoodCo Select, L.P.	Monthly	6/1/2019[a]	Long-Only Equities[b]	30 Days

[a]	Represents the initial acquisition by the Predecessor Funds.

[b]	This investment category includes investment funds that make long-only investments in equity securities that are deemed by investment managers to be undervalued and to present certain sustainable advantages.